UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07742

Exact name of registrant as specified in charter:	Voyageur Mutual Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Minnesota High-Yield Municipal Bond Fund

November 30, 2011

	Principal
	Amount	Value
Municipal Bonds – 98.79%
Corporate-Backed Revenue Bonds – 6.09%
Cloquet Pollution Control Revenue (Potlatch Project) 5.90% 10/1/26	$1,700,000	$1,703,400
Laurentian Energy Authority I Cogeneration Revenue Series A 5.00% 12/1/21	1,750,000	1,786,225
Minnesota Tobacco Securitization Authority (Tobacco Settlement Revenue) Refunding Series B 5.25% 3/1/31	3,000,000	3,036,539
Puerto Rico Port Authority Revenue (American Airlines) Series A 6.25% 6/1/26 (AMT)	1,390,000	264,448
Sartell Environmental Improvement Revenue Refunding (International Paper) Series A 5.20% 6/1/27	1,750,000	1,740,603
		8,531,215
Education Revenue Bonds – 10.30%
Baytown Township Lease Revenue (St. Croix Preparatory Academy) Series A 7.00% 8/1/38	500,000	491,635
Duluth Housing & Redevelopment Authority Lease Revenue (Public School Academy) Series A 5.875% 11/1/40	1,000,000	908,080
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/23	700,000	710,234
Series 6-J1 5.00% 5/1/36	1,000,000	965,100
(Bethel University) Series 6-R 5.50% 5/1/37	1,500,000	1,459,905
(Macalester College) Series 6-P 4.25% 3/1/32	1,000,000	968,620
(St. John's University) Series 6-U 4.75% 10/1/33	825,000	853,413
(St. Olaf) Series 6-O
4.50% 10/1/32	1,000,000	991,260
5.00% 10/1/22	1,000,000	1,087,260
(State Scholastic College) Series H 5.125% 12/1/40	750,000	741,068
(University of St. Thomas)
Series 6-I 5.00% 4/1/23	1,500,000	1,610,640
Series 7-A 5.00% 10/1/39	1,000,000	1,049,830
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Nova Classical Academy) Series A 6.625% 9/1/42	1,500,000	1,510,170
University of Minnesota Series A 5.125% 4/1/34	1,000,000	1,083,220
		14,430,435
Electric Revenue Bonds – 7.15%
Chaska Electric Revenue (Generating Facilities) Series A 5.25% 10/1/25	1,000,000	1,060,600
Minnesota Municipal Power Agency Electric Revenue Series A 5.00% 10/1/34	2,750,000	2,815,918
Northern Municipal Power Agency Electric System Revenue Refunding Series A
5.00% 1/1/16 (ASSURED GTY)	700,000	798,987
5.00% 1/1/18 (ASSURED GTY)	1,000,000	1,175,790
Puerto Rico Electric Power Authority Revenue Series XX 5.25% 7/1/40	1,665,000	1,671,194
Southern Minnesota Municipal Power Agency Supply System Revenue Series A 5.25% 1/1/16 (AMBAC)	1,000,000	1,143,160
Western Minnesota Municipal Power Agency Supply Revenue Series A 5.00% 1/1/30 (NATL-RE)	1,335,000	1,348,510
		10,014,159
Healthcare Revenue Bonds – 36.35%
Aitkin Health Care Facilities Revenue Refunding
(Riverwood Health Care Center) 5.50% 2/1/24	700,000	670,012
Anoka Health Care Facility Revenue (Homestead Anoka Project) Series A 7.00% 11/1/46	1,650,000	1,619,063
Anoka Housing & Redevelopment Authority Revenue Series A 6.875% 5/1/40	1,000,000	1,014,250
Apple Valley Economic Development Authority Health Care Revenue
(Augustanna Home St.Paul Project) Series A 5.80% 1/1/30	1,000,000	952,630
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services)
5.00% 9/1/31 (RADIAN)	1,350,000	1,266,867
Refunding 5.00% 9/1/20	1,150,000	1,207,788
Breckenridge Catholic Health Initiatives Series A 5.00% 5/1/30	2,000,000	2,034,760
Detroit Lakes Housing & Health Facilities Revenue Refunding
(Mankato Lutheran Homes) Series D 5.50% 8/1/21	500,000	494,430
Glencoe Health Care Facilities Revenue (Glencoe Regional Health Services Project)
5.00% 4/1/20	1,100,000	1,124,046
5.00% 4/1/31	1,965,000	1,881,488

Mahtomedi Senior Housing Revenue Refunding
(St. Andrews Village Project) 5.75% 12/1/40	1,000,000	887,290
Maple Grove Health Care System Revenue (Maple Grove Hospital)
5.25% 5/1/28	2,200,000	2,217,951
5.25% 5/1/37	1,000,000	989,570
Minneapolis Health Care System Revenue (Fairview Health Services)
Series A 6.625% 11/15/28	1,900,000	2,114,300
Series B 6.50% 11/15/38 (ASSURED GTY)	250,000	279,188
Series D 5.00% 11/15/34 (AMBAC)	3,000,000	3,007,919
Minneapolis-St. Paul Housing & Redevelopment Authority
(Health Partners Obligation Group Project) 6.00% 12/1/17	525,000	561,614
Minnesota Agricultural & Economic Development Board Revenue (Benedictine Health Systems) 5.75% 2/1/29	1,000,000	900,640
Moorhead Economic Development Authority Multifamily Housing Revenue Refunding
(Eventide Project) Series A 5.15% 6/1/29	550,000	473,985
Northfield Hospital Revenue 5.375% 11/1/31	1,000,000	1,000,810
Oak Park Heights Housing Revenue (Oakgreen Commons Project) 7.00% 8/1/45	1,500,000	1,509,465
Owatonna Senior Housing Revenue (Senior Living Project) Series A
5.80% 10/1/29	400,000	383,672
6.00% 4/1/41	1,250,000	1,153,138
Rochester Health Care & Housing Revenue (Samaritan Bethany) Refunding Series A
6.875% 12/1/29	1,000,000	1,026,310
7.375% 12/1/41	375,000	392,254
Sartell Health Care Facilities Revenue (Country Manor Campus) Series A 6.25% 9/1/36	925,000	950,697
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center) 5.25% 9/1/34	1,000,000	988,790
St. Cloud Health Care Revenue (Centracare Health System Project)
5.50% 5/1/39 (ASSURED GTY)	1,500,000	1,564,065
Series A 5.125% 5/1/30	2,125,000	2,196,824
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services)
5.75% 7/1/39	1,500,000	1,528,035
Series C 5.50% 7/1/23	1,000,000	1,064,320
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Health Partners Obligation Group Project) 5.25% 5/15/36	1,000,000	981,740
(Senior Carondelet Village Project) Series A 6.00% 8/1/42	770,000	775,244
St. Paul Housing & Redevelopment Authority Health Care Revenue (Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	1,900,000	2,124,465
St. Paul Housing & Redevelopment Authority Hospital Revenue (Health East Project)
6.00% 11/15/25	1,000,000	1,008,360
6.00% 11/15/30	1,000,000	1,003,100
Series A 5.70% 11/1/15	495,000	495,401
Series B 5.85% 11/1/17	250,000	250,180
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue Refunding
(Marion Center Project) Series A 5.375% 5/1/43	1,000,000	809,690
Stillwater Health Care Revenue (Health System Obligation Group)
5.00% 6/1/25	2,000,000	2,023,280
5.00% 6/1/35	1,000,000	984,380
@Twin Valley Congregate Housing Revenue (Living Options Project) 5.95% 11/1/28	1,825,000	1,600,543
Winona Health Care Facilities Revenue Refunding
(Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,392,465
		50,905,019
Housing Revenue Bonds – 11.65%
Chanhassen Multifamily Housing Revenue
(Heritage Park Apartments Project) 6.20% 7/1/30 (FHA) (HUD) (AMT)	300,000	300,285
Chaska Multifamily Housing Revenue (West Suburban Housing Partners Project)
5.875% 3/1/31 (AMT)	1,000,000	824,260
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project) Refunding Series A 7.25% 11/1/29	2,050,000	2,051,087
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	1,090,000	1,090,578
(Trinity Apartments) Series A 6.75% 5/1/21 (HUD)	525,000	525,341
Minneapolis-St. Paul Housing Finance Board Single Family Mortgage (City Living Project)
Series A-2 5.00% 12/1/38 (GNMA) (FNMA) (AMT)	609,599	610,404
Minnesota Housing Finance Agency (Rental Housing)
Series A 4.875% 8/1/24 (AMT)	585,000	587,100
Series A-1 5.00% 8/1/40 (AMT)	2,265,000	2,232,587
(Residential Housing)
Series G 5.00% 7/1/36 (AMT)	920,000	921,601
Series I 4.85% 7/1/38 (AMT)	1,120,000	1,089,771
Series L 5.10% 7/1/38 (AMT)	1,470,000	1,472,220
Series M 4.875% 7/1/37 (AMT)	2,500,000	2,463,924
(Single Family Mortgage) Series E 6.25% 1/1/23 (AMT)	5,000	5,007

St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Shelby Grotto Housing Project) 5.50% 9/20/44 (GNMA) (FHA) (AMT)	750,000	755,498
Stillwater Multifamily Housing Revenue (Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	592,275
@Washington County Housing & Redevelopment Authority Revenue Refunding
(Briar Pond Project) Series B 7.125% 8/20/34	790,000	794,069
		16,316,007
Lease Revenue Bonds – 2.90%
Hibbing Economic Development Authority Revenue (Public Project - Hibbing Lease Obligation) 6.40% 2/1/12	140,000	140,202
St. Paul Port Authority Lease Revenue (Robert Street Office Building Project) Series 3-11 5.00% 12/1/27	1,000,000	1,025,940
University of Minnesota Special Purpose Revenue (State Supported Stadium Debt) 5.00% 8/1/29	2,660,000	2,895,170
		4,061,312
Local General Obligation Bonds – 10.86%
Chaska Independent School District #112 Series A 4.50% 2/1/28 (NATL-RE)	1,000,000	1,037,040
Farmington Independent School District #192 Series B 5.00% 2/1/27 (AGM)	1,000,000	1,079,500
Foley Independent School District #51 (School Building) Refunding Series A 5.00% 2/1/21	1,105,000	1,220,439
Hopkins Independent School District #270 Facilities 5.00% 2/1/26-(NATL-RE)	1,055,000	1,109,966
Lakeville Independent School District #194 Series A 4.75% 2/1/22 (AGM)	1,000,000	1,025,000
Metropolitan Council Minneapolis-St. Paul Metropolitan Area Waste Water Treatment
Series B 5.00% 12/1/21	500,000	551,115
Series C 5.00% 3/1/28	1,000,000	1,071,610
Minneapolis Various Purposes 4.00% 12/1/23	1,500,000	1,595,085
Moorhead Improvement Series B 5.00% 2/1/33 (NATL-RE)	750,000	765,788
South Washington County Independent School District #833 Series A 4.75% 2/1/27	1,500,000	1,597,590
Todd Morrison Cass & Wadena Counties United Hospital District (Health Care Facilities-Lakewood)
5.00% 12/1/21	610,000	643,831
5.125% 12/1/24	205,000	214,268
5.25% 12/1/26	1,540,000	1,601,246
White Bear Lake Independent School District #624 Series B 4.75% 2/1/22	1,500,000	1,697,924
		15,210,402
§Pre-Refunded Bonds – 2.09%
Andover Economic Development Authority Public Facilities Lease Revenue
(Andover Community Center) 5.20% 2/1/34-14	1,000,000	1,082,420
Dakota County Community Development Agency
(Senior Housing Facilities) 5.00% 1/1/21-12	500,000	502,075
Minnesota State 5.00% 8/1/21-13 (AGM)	1,250,000	1,345,750
		2,930,245
Special Tax Revenue Bonds – 8.21%
Hennepin County Sales Tax Revenue
(First Lien - Ball Park Project) Series B 5.00% 12/15/24	1,000,000	1,121,370
(Second Lien - Ballpark Project) Series B
5.00% 12/15/20	1,500,000	1,735,740
5.00% 12/15/24	1,000,000	1,117,250
Minneapolis Supported Development Revenue (Limited Tax Common Bond Fund)
Series 2A 5.00% 6/1/28 (AMT)	1,170,000	1,145,559
Minneapolis Tax Increment Revenue
@(Ivy Tower Project) 5.70% 2/1/29	785,000	636,093
(St. Anthony Falls Project) 5.65% 2/1/27	500,000	466,185
Minnesota 911 Revenue (Public Safety Radio Commission System Project)
5.00% 6/1/24 (ASSURED GTY)	1,000,000	1,121,120
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue
Series B 5.00% 7/1/46	800,000	754,136
Puerto Rico Sales Tax Financing Corporation Revenue First Subordinate
Series A 5.75% 8/1/37	790,000	837,882
St. Paul Port Authority (Brownsfields Redevelopment Tax) Series 2 5.00% 3/1/37	1,500,000	1,538,520
Virgin Islands Public Finance Authority Revenue (Senior Lien-Matching Fund Loan Note)
Series A 5.25% 10/1/24	1,000,000	1,016,500
		11,490,355
State General Obligation Bond – 1.75%
State of Minnesota Series B 5.00% 10/1/22	2,000,000	2,450,560
		2,450,560
Transportation Revenue Bond – 1.44%
Minneapolis - St. Paul Metropolitan Airports Commission Revenue Series A 5.00% 1/1/28 (NATL-RE)	2,000,000	2,014,740
		2,014,740
Total Municipal Bonds (cost $136,644,486)		138,354,449

Total Value of Securities – 98.79%
(cost $136,644,486)	138,354,449
Receivables and Other Assets Net of Liabilities – 1.21%	1,692,935
Net Assets Applicable to 13,321,472 Shares Outstanding – 100.00%	$140,047,384

§Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
@Illiquid security. At November 30, 2011, the aggregate amount of illiquid securities was $3,030,705, which represented 2.16% of the Fund's net assets. See Note 3 in "Notes."

Summary of Abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
FHA – Federal Housing Administration
FNMA – Federal National Mortgage Association Collateral
GNMA – Government National Mortgage Association Collateral
HUD – Housing and Urban Development Section 8
NATL-RE – Insured by National Public Finance Guarantee Corporation
RADIAN – Insured by Radian Asset Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds - Delaware Minnesota High-Yield Municipal Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (August 31, 2008 – August 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments is allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At November 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At November 30, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$136,644,486
Aggregate unrealized appreciation	$4,653,275
Aggregate unrealized depreciation	(2,943,312)
Net unrealized appreciation	$1,709,963

For federal income tax purposes, at August 31, 2011, capital loss carryforwards of $3,425,045 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $25,904 expires in 2012, $96,079 expires in 2015, $198,826 expires in 2016, $129,724 expires in 2017 and $2,974,512 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of November 30, 2011:

Level 2
Municipal Bonds	$138,354,449

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the period ended November 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by Minnesota municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At November 30, 2011, 15% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investor Services (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

4. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to November 30, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware National High-Yield Municipal Bond Fund

November 30, 2011

	Principal
	Amount	Value
Municipal Bonds – 98.56%
Corporate Revenue Bonds – 22.55%
Allegheny County, Pennsylvania Industrial Development Authority Revenue (Environmental
Improvement - U.S. Steel Corp. Project) 6.875% 5/1/30	$1,000,000	$1,032,840
Buckeye, Ohio Tobacco Settlement Financing Authority Asset-Backed Series A-2
5.875% 6/1/47	1,500,000	1,050,435
6.50% 6/1/47	8,405,000	6,466,892
California State Enterprise Development Authority Revenue
(Sunpower Corp.- Recovery Zone Facility) 8.50% 4/1/31	1,000,000	1,042,680
Capital Trust Agency, Florida Revenue (Million Air One) 7.75% 1/1/41 (AMT)	1,700,000	1,754,094
Cass County, Texas Industrial Development Corporation Environmental Improvement
Revenue (International Paper Co. Project) Series A 6.00% 9/1/25 (AMT)	1,000,000	1,011,220
Chicago, Illinois O'Hare International Airport Special Facilities Revenue
(American Airlines Inc. Project) 5.50% 12/1/30	2,130,000	405,296
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26	750,000	751,500
Columbus County, North Carolina Industrial Facilities & Pollution Control Financing
(International Paper Co. Project) Series A 5.70% 5/1/34	1,000,000	1,022,750
Cook County, Illinois Revenue (NaviStar International - Recovery Zone Facility) 6.50% 10/15/40	1,000,000	1,034,490
Dallas - Fort Worth, Texas International Airport Facility Improvement Corporation Revenue
Subseries 3 9.125% 5/1/29 (AMT)	970,000	184,455
De Soto Parish, Louisiana Environmental Improvement Revenue (International Paper Co.
Project) Series A 6.35% 2/1/25 (AMT)	1,650,000	1,668,249
Delaware State Economic Development Authority Revenue Exempt Facilities (Indian River Power)
5.375% 10/1/45	1,000,000	921,190
Golden State, California Tobacco Securitization Settlement Revenue Refunding
Asset-Backed Senior Notes Series A-1 5.75% 6/1/47	5,510,000	3,895,239
Gulf Coast, Texas Waste Disposal Authority Revenue (Valero Energy Corp. Project) 6.65%
4/1/32 (AMT)	1,000,000	1,003,340
Houston, Texas Airport System Revenue (Continental Airlines Inc. Terminal Projects) 6.625% 7/15/38 (AMT)	2,000,000	1,975,400
Illinois Railsplitter Tobacco Settlement Authority 6.00% 6/1/28	1,455,000	1,534,152
Illinois State Finance Authority Revenue (NaviStar International-Recovery Zone Facility) 6.50% 10/15/40	1,000,000	1,032,750
Indiana State Finance Authority Environmental Revenue (U.S. Steel Corp. Project)
6.00% 12/1/26	1,000,000	983,520
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(Westlake Chemical Corp.) Series A-1 6.50% 11/1/35	2,000,000	2,088,240
Love Field Airport Modernization Corporation, Texas Special Facilities Revenue
(Southwest Airlines Co. Project) 5.25% 11/1/40	2,000,000	1,936,360
Maryland Economic Development Corporation Facilities Revenue
(CNX Marine Terminals Inc.) 5.75% 9/1/25	1,530,000	1,562,222
Michigan Tobacco Settlement Financing Authority Revenue Asset-Backed Series A
6.00% 6/1/48	555,000	391,569
Mississippi Business Finance Corporation Pollution Control Revenue (System Energy
Resources, Inc. Project) 5.90% 5/1/22	1,900,000	1,905,320
M-S-R Energy Authority, California Gas Revenue Series C 6.50% 11/1/39	1,000,000	1,097,670
New Jersey Economic Development Authority Special Facility Revenue (Continental Airlines
Inc. Project) 6.40% 9/15/23 (AMT)	1,000,000	992,460
New York City, New York Industrial Development Agency Special Facilities Revenue
•(American Airlines - JFK International Airport) 7.75% 8/1/31 (AMT)	1,000,000	863,180
(JetBlue Airways Corp. Project) 5.125% 5/15/30 (AMT)	1,000,000	831,760
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	500,000	505,750
(Second Priority - Bank of America Tower) Class 2 5.625% 7/15/47	1,000,000	1,009,990
Ohio County, Kentucky Pollution Control Revenue (Big Rivers Electric Corp. Project) Series A
6.00% 7/15/31	1,250,000	1,284,250
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(Allegheny Energy Supply Co.) 7.00% 7/15/39	1,175,000	1,272,372
Phoenix City, Alabama Industrial Development Board Environmental Improvement Revenue
(Mead Westvaco Corp. Project) Series A 6.35% 5/15/35 (AMT)	500,000	499,975
Pima County, Arizona Industrial Development Authority Industrial Revenue (Tucson Electric
Power Project 1983) Series A 5.25% 10/1/40	1,000,000	983,870

Salt Verde Financial Corporation, Arizona Gas Revenue Senior 5.00% 12/1/37	1,000,000	919,840
St. John Baptist Parish, Louisiana Revenue (Marathon Oil Corp.) Series A 5.125% 6/1/37	800,000	788,240
Sweetwater County, Wyoming Solid Waste Disposal Revenue (FMC Corp. Project)
5.60% 12/1/35 (AMT)	1,000,000	995,160
Tobacco Securitization Authority, Minnesota Tobacco Settlement Revenue Series B 5.25% 3/1/31	2,500,000	2,530,450
Toledo, Lucas County, Ohio Port Authority Development Revenue (Toledo Express Airport
Project) Series C 6.375% 11/15/32 (AMT)	1,000,000	984,300
Valdez, Alaska Marine (BP Pipelines Project) Series B 5.00% 1/1/21	1,150,000	1,322,328
		53,535,798
Education Revenue Bonds – 21.66%
Arlington, Virginia Higher Education Finance (Arlington Classic Academy) 7.65% 8/15/40	1,000,000	1,003,920
Bowling Green, Ohio Student Housing Revenue CFP I (State University Project)
6.00% 6/1/45	1,250,000	1,223,513
California Municipal Finance Authority Revenue
(Azusa Pacific University Project) Series B 7.75% 4/1/31	1,000,000	1,073,670
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,532,865
California Statewide Communities Development Authority Charter School Revenue (Green
Dot Public Schools) Series A 7.25% 8/1/41	915,000	940,776
California Statewide Communities Development Authority Revenue (California Baptist University Project)
7.50% 11/1/41	1,000,000	1,081,310
Series A 5.50% 11/1/38	1,000,000	888,620
California Statewide Communities Development Authority School Facility Revenue (Aspire
Public Schools Project) 6.00% 7/1/40	1,000,000	974,610
California Statewide Communities Development Authority Student Housing Revenue (East
Campus Apartments, LLC) Series A 5.625% 8/1/34 (ACA)	1,000,000	964,560
Chattanooga, Tennessee Health Educational & Housing Facilities Board Revenue (CDFI
Phase I, LLC Project) Subordinate Series B 6.00% 10/1/35	1,500,000	1,435,800
Clifton, Texas Higher Education Finance Corporation Revenue
(Idea Public Schools) 5.75% 8/1/41	1,000,000	991,460
(Uplift Education) Series A 6.25% 12/1/45	1,000,000	1,021,370
Delaware County, Pennsylvania Industrial Development Authority Charter School Revenue
(Chester Community Charter School) Series A 6.125% 8/15/40	1,785,000	1,656,818
Florida State Development Finance Corporation Educational Facilities Revenue (Bay Area Charter Foundation)
Series A 7.75% 6/15/42	1,500,000	1,479,210
Gainesville, Georgia Redevelopment Authority Educational Facilities Revenue (Riverside
Military Academy Project) 5.125% 3/1/37	1,850,000	1,355,218
Idaho Housing & Financing Association Nonprofit Facilities Revenue (North Star Charter
School Project) Series A 9.50% 7/1/39	1,000,000	1,049,260
Illinois Finance Authority Student Housing Revenue (Dekalb II - Northern Illinois University Project) 6.875% 10/1/43	1,000,000	1,042,090
Illinois State Finance Authority Charter School Revenue (Uno Charter School) Series A 7.125% 10/1/41	1,000,000	1,008,150
Indiana State Finance Authority Revenue Educational Facilities (Drexel Foundation - Thea
Bowman Academy Charter School) Series A 7.00% 10/1/39	1,000,000	1,018,540
Iowa Higher Education Loan Authority Revenue (Private College Facilities) 6.00% 9/1/39	1,500,000	1,502,160
Marietta, Georgia Development Authority Revenue (Life University Income Project)
7.00% 6/15/39	1,345,000	1,320,790
Maryland State Economic Development Corporation Student Housing Revenue (University of Maryland
College Park Projects) 5.75% 6/1/33	1,130,000	1,169,268
Maryland State Health & Higher Educational Facilities Authority Revenue
(Patterson Park Public Charter School) Series A 6.125% 7/1/45	1,000,000	967,490
@(Washington Christian Academy Project) Series A 5.50% 7/1/38	1,170,000	511,828
Massachusetts Health & Educational Facilities Authority Revenue (Springfield College)
5.625% 10/15/40	1,000,000	976,910
Michigan Finance Authority Limited Obligation Revenue (Public School Academy)
(Old Redford) Series A 6.50% 12/1/40	900,000	818,694
(University Learning) 7.50% 11/1/40	1,000,000	998,730
(Voyageur) 8.00% 7/15/41	1,250,000	1,204,700
Michigan Public Educational Facilities Authority Revenue (Limited-Obligation-Landmark
Academy) 7.00% 12/1/39	950,000	907,507
Minnesota Higher Education Facilities Authority Revenue (Bethel University) Series 6-R
5.50% 5/1/37	1,000,000	973,270
New Castle County, Delaware Revenue (Newark Charter School Inc. Project)
5.00% 9/1/36	500,000	429,030
New Jersey Economic Development Authority Revenue (Provident Group - Montclair)
5.875% 6/1/42	1,500,000	1,531,665
New Jersey State Educational Facilities Authority Revenue (University Medical & Dentistry)
Series B 7.50% 12/1/32	1,000,000	1,168,780

Oregon State Facilities Authority Revenue
(College Housing Northwest Project) Series A 5.45% 10/1/32	1,000,000	878,900
(Concordia University Project) Series A
6.125% 9/1/30	1,000,000	1,017,150
6.375% 9/1/40	500,000	508,145
Pennsylvania State Higher Educational Facilities Authority Revenue
(Edinboro University Foundation) 5.80% 7/1/30	1,300,000	1,302,535
(Edinboro University Student Housing) 6.00% 7/1/42	1,000,000	1,000,470
•(Foundation Indiana University) Series A 0.899% 7/1/39 (XLCA)	2,400,000	1,279,272
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue
(University Properties Inc. - East Stroudsburg University of Pennsylvania) 5.00% 7/1/42	900,000	779,040
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(First Philadelphia Charter Project) Series A 5.75% 8/15/32	745,000	656,427
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	937,500
Philadelphia, Pennsylvania Redevelopment Authority Revenue (Beech Student Housing
Complex Project) Series A 5.50% 7/1/35 (ACA)	1,500,000	1,199,625
Provo, Utah Charter School Revenue (Freedom Academy Foundation Project) 5.50% 6/15/37	910,000	702,620
San Juan, Texas Higher Education Finance Authority Education Revenue (Idea Public
Schools) Series A 6.70% 8/15/40	2,000,000	2,098,339
Utah State Charter School Finance Authority Revenue (North Davis Preparatory)
6.375% 7/15/40	1,290,000	1,217,270
Wyoming Community Development Authority Student Housing Revenue (CHF-Wyoming, LLC)
6.50% 7/1/43	1,000,000	1,037,460
Yonkers, New York Economic Development Corporation Education Revenue (Charter School
Educational Excellence) 6.25% 10/15/40	595,000	576,424
		51,413,759
Healthcare Revenue Bonds – 24.41%
Abag, California Finance Authority for Nonprofit Corporations Refunding (Episcopal Senior
Communities) 6.125% 7/1/41	1,650,000	1,654,637
Apple Valley, Minnesota Economic Development Authority Health Care Revenue (Augustana
Home St. Paul Project) Series A 6.00% 1/1/40	1,000,000	943,130
Bexar County, Texas Health Facilities Development Corporation Revenue (Army Retirement
Residence Project) 5.875% 7/1/30	1,000,000	1,006,640
Brevard County, Florida Health Facilities Authority Health Care Facilities Revenue (Heath
First Inc. Project) 7.00% 4/1/39	1,000,000	1,104,360
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project)
7.125% 7/1/29	900,000	1,002,339
California Municipal Finance Authority Revenue (Eisenhower Medical Center) Series A
5.75% 7/1/40	1,000,000	981,370
California Statewide Communities Development Authority Revenue (Senior Living - Southern
California) 7.25% 11/15/41	500,000	536,295
Cleveland - Cuyahoga County, Ohio Port Authority Revenue Senior Housing (St. Clarence -
Geac) Series A 6.25% 5/1/38	1,000,000	799,550
Colorado Health Facilities Authority Revenue (Christian Living Community Project) Series A
5.75% 1/1/37	500,000	467,315
Cumberland County, Pennsylvania Municipal Authority Revenue (Diakon Lutheran Ministries Project)
6.375% 1/1/39	1,000,000	1,035,310
East Rochester, New York Housing Authority Revenue Refunding (Senior Living - Woodland Village
Project) 5.50% 8/1/33	1,200,000	1,006,476
Gainesville & Hall County, Georgia Development Authority Revenue Senior Living Facilities
(Lanier Village Estates Project) Series C 7.25% 11/15/29	1,000,000	1,001,260
Hawaii Pacific Health Special Purpose Revenue Series A 5.50% 7/1/40	1,250,000	1,250,363
Hawaii State Department Budget & Finance Special Purpose Senior Living Revenue
(Craigside Project) Series A 9.00% 11/15/44	1,000,000	1,142,700
Illinois Finance Authority Revenue
(Admiral at Lake Project) 8.00% 5/15/46	1,500,000	1,527,510
(Provena Health) Series A 7.75% 8/15/34	1,000,000	1,133,990
(Silver Cross & Medical Centers) 7.00% 8/15/44	1,000,000	1,055,830
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Healthcare Project)
5.625% 1/1/28	1,000,000	1,002,340
Indiana Finance Authority Hospital Revenue (King's Daughters Hospital & Health)
5.50% 8/15/45	1,000,000	915,180
Kentucky Economic Development Finance Authority Hospital Revenue (Owensboro Medical
Health System) Series A 6.50% 3/1/45	1,000,000	1,055,730
Koyukuk, Arkansas Revenue (Tanana Chiefs Conference Health Care Facility Project)
7.75% 10/1/41	1,750,000	1,777,878
Lancaster County, Pennsylvania Hospital Authority Revenue (Brethren Village Project) Series
A 6.375% 7/1/30	725,000	726,697

Lebanon County, Pennsylvania Health Facilities Authority Center Revenue (Pleasant View
Retirement) Series A 5.30% 12/15/26	1,000,000	919,910
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)
6.50% 5/15/37	1,705,000	1,831,341
Lucas County, Ohio Health Care Facilities Revenue (Sunset Retirement Communities) 5.50% 8/15/30	1,000,000	993,560
Lucas County, Ohio Refunding & Improvement (Luthern Homes) Series A 7.00% 11/1/45	2,000,000	2,092,199
Maine Health & Higher Educational Facilities Authority Revenue (Maine General Medical
Center) 6.75% 7/1/41	1,700,000	1,749,368
Maryland State Health & Higher Educational Facilities Authority Revenue (Doctors
Community Hospital) 5.75% 7/1/38	1,000,000	909,130
Missouri State Health & Educational Facilities Authority (Lutheran Senior Services) 6.00% 2/1/41	1,000,000	1,004,450
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Meeting - Whitemarsh Continuing Care) 6.25% 2/1/35	1,500,000	1,266,390
New Jersey Health Care Facilities Financing Authority Revenue
(St. Josephs Healthcare System) 6.625% 7/1/38	860,000	863,337
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	2,755,403
New York State Dormitory Authority Revenue Non State Supported Debt (Orange Regional
Medical Center) 6.25% 12/1/37	1,500,000	1,501,260
North Carolina Medical Care Commission Health Care Facilities Revenue
(First Mortgage - Galloway Ridge Project) 6.00% 1/1/39	1,520,000	1,444,942
(First Mortgage - Presbyterian Homes) 5.60% 10/1/36	1,000,000	933,950
Pennsylvania Economic Development Financing Authority Health System Revenue (Albert
Einstein Healthcare) Series A 6.25% 10/15/23	1,100,000	1,151,073
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Hospital
Revenue (Temple University Health System) Series A 5.50% 7/1/30	2,000,000	1,869,660
Richland County, Ohio Hospital Facilities Revenue (Medcentral Health System Project)
Series B 6.375% 11/15/30	500,000	503,080
San Buenaventura, California Revenue (Community Memorial Health Systems) 7.50% 12/1/41	2,475,000	2,599,244
South Carolina Jobs - Economic Development Authority Hospital Revenue (Palmetto Health)
5.75% 8/1/39	915,000	932,806
St. Johns County, Florida Industrial Development Authority Revenue (Presbyterian
Retirement) Series A 5.875% 8/1/40	1,000,000	1,005,300
St. Louis Park, Minnesota Health Care Facilities Revenue (Park Nicollet Health Services)
5.75% 7/1/39	500,000	509,345
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Revenue (Health East Project)
6.00% 11/15/30	2,000,000	2,006,200
Suffolk County, New York Economic Development Corporation Revenue (Peconic Landing
Southland) 6.00% 12/1/40	575,000	579,968
Travis County, Texas Health Facilities Development Corporation Revenue (Westminister
Manor Project) 7.125% 11/1/40	1,000,000	1,042,420
Washington State Health Care Facilities Authority Revenue (Multicare Health System) Series
B 6.00% 8/15/39 (ASSURED GTY)	1,250,000	1,352,200
West Virginia Hospital Finance Authority (Highland Hospital Obligation Group)
9.125% 10/1/41	1,000,000	1,049,260
Winchester, Virginia Industrial Development Authority Residential Care Facility Revenue
(Westminster-Canterbury Project) Series A 5.30% 1/1/35	1,000,000	952,020
Yavapai County, Arizona Industrial Development Authority Hospital Revenue (Yavapai Medical
Center) Series A 6.00% 8/1/33	1,000,000	1,003,280
		57,947,996
Housing Revenue Bonds – 0.67%
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Projects) Series A
6.40% 8/15/45	1,580,000	1,580,648
		1,580,648
Lease Revenue Bonds – 6.40%
Capital Area Cultural Education Facilities Finance Corporation Texas Revenue (Roman
Catholic Diocese) Series B 6.125% 4/1/45	1,000,000	1,033,150
Capital Trust Agency Florida Revenue
(Air Cargo - Aero Miami) Series A 5.35% 7/1/29	1,000,000	957,120
(Fort Lauderdale Project) 5.75% 1/1/32 (AMT)	525,000	411,117
District of Columbia Revenue (Center of Strategic & International Studies) 6.625% 3/1/41	1,000,000	1,026,560
Guam Government Department of Education Certificates of Participation (John F. Kennedy
High School) Series A 6.875% 12/1/40	2,000,000	2,043,280
Hudson, New York Yards Infrastructure Corporation Revenue Series A 5.75% 2/15/47	2,500,000	2,649,125
Missouri State Development Finance Board Infrastructure Facilities Revenue (Branson
Landing Project) Series A 5.50% 12/1/24	720,000	742,968
New York City, New York Industrial Development Agency Special Airport Facilities Revenue
(Airis JFK I, LLC Project) Series A 5.50% 7/1/28 (AMT)	905,000	783,658

New York State Liberty Development Corporation Liberty Revenue (World Trade Center Project) 5.75% 11/15/51	2,785,000	2,961,819
Oklahoma City, Oklahoma Industrial & Cultural Facilities Subordinated (Air Cargo -
Obligated Group) 6.75% 1/1/23 (AMT)	1,160,000	1,058,813
Onondaga County, New York Industrial Development Authority Revenue Subordinated (Air
Cargo Project) 7.25% 1/1/32 (AMT)	500,000	462,770
Wise County, Texas (Parker County Junior College District) 8.00% 8/15/34	1,000,000	1,052,880
		15,183,260
§Pre-Refunded/Escrowed to Maturity Bonds – 0.44%
Bexar County, Texas Health Facilities Development Corporation Revenue (Army Retirement
Residence Project) 6.30% 7/1/32-12	1,000,000	1,043,350
		1,043,350
Resource Recovery Revenue Bonds – 0.43%
Mission Economic Development, Dallas Texas Clean Energy Revenue (McCommas)
6.875% 12/1/24	1,000,000	1,025,960
		1,025,960
Special Tax Revenue Bonds – 11.89%
Anne Arundel County, Maryland Special Obligation Revenue (National Business Park - North
Project) 6.10% 7/1/40	1,725,000	1,732,314
Baltimore, Maryland Convention Center Hotel Revenue Subordinated Series B 5.875% 9/1/39	1,000,000	927,870
Brooklyn Arena Local Development Corporation, New York Pilot Revenue (Barclays Center Project)
6.25% 7/15/40	2,000,000	2,083,119
6.50% 7/15/30	1,175,000	1,240,119
Chicago, Illinois Tax Increment Revenue (Chatham Ridge Project) 5.95% 12/15/12	750,000	765,375
Dutchess County, New York Local Development Corporation Revenue (Anderson Center
Services Inc. Project) 6.00% 10/1/30	2,000,000	1,952,460
@Farms New Kent, Virginia Community Development Authority Special Assessment Series C
5.80% 3/1/36	1,000,000	600,580
Henderson, Nevada Local Improvement Districts #T-18 5.30% 9/1/35	655,000	344,137
Lancaster, California Redevelopment Agency Tax Allocation Revenue (Combined
Redevelopment Project Areas) 6.875% 8/1/39	500,000	513,065
Mosaic, Virginia District Community Development Authority Revenue Series A 6.875% 3/1/36	1,500,000	1,576,755
Nampa Development Corporation, Idaho Revenue 5.90% 3/1/30	2,000,000	2,022,559
New Jersey Economic Development Authority Revenue (Cigarette Tax) 5.75% 6/15/34	965,000	931,322
New Jersey State Transportation Trust Fund Authority Revenue Series B 5.00% 6/15/42	1,250,000	1,251,375
New York City, New York Industrial Development Agency (Yankee Stadium)
7.00% 3/1/49 (ASSURED GTY)	1,000,000	1,134,950
New York State Dormitory Authority Revenue Series A 5.00% 3/15/24	750,000	844,778
Norco, California Redevelopment Agency Tax Allocation (Area #1 Project) 6.00% 3/1/36	1,000,000	1,022,400
Palm Drive, California Health Care District Parcel Tax Revenue 5.25% 4/1/30	2,000,000	1,513,840
Prescott Valley, Arizona Improvement District Special Assessment (Sewer Collection System
Roadway Repair Project) 7.90% 1/1/12	41,000	41,231
Puerto Rico Sales Tax Financing Corporation Tax Revenue
Ω(Capital Appreciation) Series A 6.75% 8/1/32	730,000	661,037
Series A 5.75% 8/1/37	800,000	848,488
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding &
Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,120,308
Roseville Westpark, California Community Facilities District #1 (Special Tax Public Facilities)
5.25% 9/1/37	600,000	521,550
@Southwestern Illinois Development Authority Revenue (Local Government Program -
Collinsville Limited Project) 5.35% 3/1/31	500,000	392,185
@St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue (Shoppes at
North Village Project) Series A
5.375% 11/1/24	1,000,000	943,450
5.50% 11/1/27	500,000	462,495
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement
(Grand Center Redevelopment Project) 6.375% 12/1/25	1,200,000	1,218,372
Winter Garden Village at Fowler Groves Community Development District, Florida Special
Assessment Revenue 5.65% 5/1/37	945,000	904,460
^Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Capital Appreciation - Sales Tax Subordinate Lien) 6.07% 6/1/21	1,090,000	650,588
		28,221,182
State General Obligation Bonds – 2.38%
Puerto Rico Commonwealth Public Improvement Series A 5.75% 7/1/41	2,000,000	2,058,520
State of Minnesota (State Trunk Highway) Series B 5.00% 8/1/21	1,000,000	1,223,140
State of New York Series A 5.25% 2/15/24	2,000,000	2,371,840
		5,653,500

Transportation Revenue Bonds – 7.73%
Central Texas Regional Mobility Authority Revenue Senior Lien 6.00% 1/1/41	1,890,000	1,905,668
Central Texas Regional Mobility Authority Subordinate Lien 6.75% 1/1/41	1,000,000	1,001,330
Houston, Texas Airport System Revenue Refunding Subordinate Lien
Series A 5.00% 7/1/25 (AMT)	1,000,000	1,044,490
Maryland Economic Development Corporation Revenue (Transportation Facilities
Project) Series A 5.75% 6/1/35	1,000,000	1,004,000
Port Authority of New York & New Jersey Special Project (JFK International Air Terminal)
6.00% 12/1/42	1,970,000	2,064,560
Regional Transportation District, Colorado Private Activity Revenue (Denver Transit Partners)
6.00% 1/15/41	1,000,000	1,017,410
Sacramento County, California Airport System Revenue (PFC/Grant) Series C 6.00% 7/1/41	1,000,000	1,062,970
St. Louis, Missouri Airport Revenue (Lambert-St. Louis International) Series A-1
6.625% 7/1/34	1,090,000	1,178,835
Texas Private Activity Bond Surface Transportation Corporation Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	5,000,000	5,421,951
7.50% 6/30/33	500,000	564,445
(Mobility Partners) 6.875% 12/31/39	1,960,000	2,099,532
		18,365,191
Total Municipal Bonds (cost $233,774,931)		233,970,644

Short-Term Investments – 0.46%
¤Variable Rate Demand Notes – 0.46%
Allegheny County, Pennsylvania Industrial Development Authority Health & Housing Facilities
Revenue (Longwood) Series B 0.09% 7/1/27 (LOC – PNC Bank)	500,000	500,000
California State Series B (Subseries B-7) 0.05% 5/1/40 (LOC – JPMorgan Chase Bank)	100,000	100,000
Nebraska State Educational Finance Authority (Creighton University Projects)
0.09% 7/1/35 (LOC – JPMorgan Chase Bank)	500,000	500,000
Total Short-Term Investments (cost $1,100,000)		1,100,000

Total Value of Securities – 99.02%
(cost $234,874,931)		235,070,644
Receivables and Other Assets Net of Liabilities – 0.98%		2,325,461
Net Assets Applicable to 24,457,619 Shares Outstanding – 100.00%		$237,396,105

@Illiquid security. At November 30, 2011, the aggregate amount of illiquid securities was $2,910,538, which represented 1.23% of the Fund's net assets. See Note 3 in "Notes."
§Pre-Refunded/Escrowed to Maturity bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
•Variable rate security. The rate shown is the rate as of November 30, 2011. Interest rates reset periodically.
^Zero coupon security. The rate shown is the yield at the time of purchase.
¤Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of November 30, 2011.

Summary of abbreviations:
ACA – Insured by American Capital Access
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by the Assured Guaranty Corporation
CDFI – Community Development Financial Institutions
LOC – Letter of Credit
XLCA – Insured by XL Capital Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds – Delaware National High-Yield Municipal Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (August 31, 2008–August 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At November 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At November 30, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$234,874,931
Aggregate unrealized appreciation	$6,976,139
Aggregate unrealized depreciation	(6,780,426)
Net unrealized appreciation	$195,713

For federal income tax purposes, at August 31, 2011, capital loss carryforwards of $1,711,178 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $980,742 expires in 2012, $355,701 expires in 2015 and $374,735 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of November 30, 2011:

Level 2
Municipal Bonds	$233,970,644
Short-Term Investments	1,100,000
Total	$235,070,644

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the period ended November 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At November 30, 2011, 2.50% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

As of November 30, 2011, the Fund Invested in municipal bonds issued by the states of California, New York and Texas that constituted approximately 11%,11% and 12%, respectively, of the Fund’s portfolio. These investments could make the Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investor Services (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

4. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to November 30, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free California Fund

November 30, 2011

	Principal
	Amount	Value
Municipal Bonds – 99.09%
Corporate Revenue Bonds – 7.87%
•California Pollution Control Financing Authority Environmental Improvement Revenue
(BP West Coast Products, LLC) 2.60% 12/1/46	$500,000	$514,990
Chula Vista Industrial Development Revenue (San Diego Gas & Electric)
Series D 5.875% 1/1/34	1,000,000	1,101,770
Golden State Tobacco Securitization Corporate Settlement Revenue
5.00% 6/1/45 (AMBAC)	950,000	870,219
(Asset-Backed Senior Notes) Series A-1
5.125% 6/1/47	1,000,000	636,080
5.75% 6/1/47	2,500,000	1,767,350
M-S-R Energy Authority Gas Revenue
Series A 6.50% 11/1/39	1,000,000	1,097,670
Series C 6.50% 11/1/39	500,000	548,835
‡Puerto Rico Ports Authority Special Facilities Revenue (American Airlines)
Series A 6.30% 6/1/23 (AMT)	770,000	146,493
		6,683,407
Education Revenue Bonds – 9.33%
California Educational Facilities Authority Revenue
(Chapman University) 5.00% 4/1/31	500,000	510,250
(Woodbury University) 5.00% 1/1/36	1,000,000	818,610
California Municipal Finance Authority Educational Revenue
(American Heritage Education Foundation Project) Series A 5.25% 6/1/36	1,000,000	805,240
California Municipal Finance Authority Revenue (Southwestern Law School) 6.50% 11/1/41	1,140,000	1,164,977
California Statewide Communities Development Authority Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	800,000	822,536
California Statewide Communities Development Authority Revenue
(California Baptist University Project) Series A 5.50% 11/1/38	1,000,000	888,620
(Viewpoint School Project) 5.75% 10/1/33 (ACA)	1,000,000	980,420
California Statewide Communities Development Authority School Facility Revenue
(Aspire Public Schools Project) 6.00% 7/1/40	1,000,000	974,610
California Statewide Communities Development Authority Student Housing Revenue
(East Campus Apartments, LLC) Series A 5.625% 8/1/34 (ACA)	985,000	950,092
		7,915,355
Electric Revenue Bonds – 6.40%
Anaheim Public Financing Authority Electric System District Facilities Series A 5.00% 10/1/25	800,000	884,224
Chino Basin Regional Financing Authority Revenue Series A 5.00% 11/1/24 (AMBAC)	845,000	898,598
Imperial Irrigation District Electric System Revenue
Series A 5.25% 11/1/24	500,000	557,080
Series B 5.00% 11/1/36	250,000	255,495
Southern California Public Power Authority Revenue
(Transmission Project) Series A 5.00% 7/1/22	1,000,000	1,129,210
Turlock Irrigation District Revenue Series A 5.00% 1/1/30	830,000	858,693
Vernon Electric System Revenue Series A 5.125% 8/1/21	850,000	847,697
		5,430,997
Healthcare Revenue Bonds – 14.69%
Abag Finance Authority for Nonprofit Corporations Refunding
(Episcopal Senior Communities) 6.125% 7/1/41	850,000	852,389
(Sharp Health Care) 6.25% 8/1/39	1,000,000	1,075,110
California Health Facilities Financing Authority Revenue
(Catholic Health Care West)
Series A 6.00% 7/1/39	855,000	918,150
Series E 5.625% 7/1/25	1,000,000	1,073,910
Series G 5.25% 7/1/23	1,000,000	1,056,630
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	1,045,210
(Stanford Hospital) Series A-2 5.25% 11/15/40	600,000	623,328
(The Episcopal Home) Series A 5.30% 2/1/32 (RADIAN)	475,000	474,948
California Statewide Communities Development Authority Revenue
(Kaiser Permanente)
Series A 5.00% 4/1/19	1,000,000	1,158,449
Series B 5.25% 3/1/45	1,000,000	1,004,260
(Southern California Senior Living) 7.25% 11/15/41	500,000	536,295
(Trinity Health) 5.00% 12/1/41	1,000,000	1,000,390
(Valleycare Health Systems) Series A 5.125% 7/15/31	1,000,000	820,840
San Buenaventura Community Memorial Health Systems 7.50% 12/1/41	785,000	824,407
		12,464,316
Housing Revenue Bonds – 4.73%
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Projects)
Series A 6.40% 8/15/45	995,000	995,408
•California Statewide Communities Development Multifamily Housing Authority Revenue
(Silver Ridge Apartments) Series H 5.80% 8/1/33 (FNMA) (AMT)	1,000,000	1,017,950

Palm Springs Mobile Home Park Revenue (Sahara Mobile Home Park) Series A 5.75% 5/15/37	1,000,000	1,003,830
Santa Clara County Multifamily Housing Authority Revenue (Rivertown Apartments Project)
Series A 5.85% 8/1/31 (AMT)	1,000,000	1,000,040
		4,017,228
Lease Revenue Bonds – 7.12%
California State Public Works Board Lease Revenue (General Services) Series A 6.25% 4/1/34	1,000,000	1,073,670
Elsinore Valley Municipal Water District Certificates of Participation Series A 5.00% 7/1/24 (BHAC)	1,000,000	1,104,230
Franklin-McKinley School District Certificates of Participation (Financing Project)
Series B 5.00% 9/1/27 (AMBAC)	1,060,000	1,031,200
•Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities)
Series M-2 5.50% 7/1/35 (AMBAC)	700,000	751,345
San Diego Public Facilities Financing Authority Lease Revenue (Master Project)
Series A 5.25% 3/1/40	1,000,000	993,360
San Mateo Joint Powers Financing Authority Lease Revenue (Capital Projects)
Series A 5.25% 7/15/26	1,000,000	1,089,920
		6,043,725
Local General Obligation Bonds – 7.61%
^Anaheim School District Election 2002 4.58% 8/1/25 (NATL-RE)	1,000,000	449,980
Bonita Unified School District Election 2008 Series B 5.25% 8/1/28	800,000	868,464
Central Unified School District Election 2008 Series A 5.625% 8/1/33 (ASSURED GTY)	1,000,000	1,081,310
Fairfield-Suisun Unified School District Election 2002 5.50% 8/1/28 (NATL-RE)	500,000	532,705
Grossmont Union High School District Election 2004 5.00% 8/1/23 (NATL-RE)	500,000	532,205
Pittsburg Unified School District Financing Authority Revenue
(Pittsburg Unified School District Building Program) 5.50% 9/1/46 (AGM)	800,000	828,824
Santa Barbara Community College District Election 2008 Series A 5.25% 8/1/33	1,000,000	1,070,370
Sierra Joint Community College Improvement District #2 (Western Nevada) Series A
5.25% 8/1/21 (BHAC) (FGIC)	1,000,000	1,092,320
		6,456,178
§Pre-Refunded Bonds – 4.30%
California Department of Water Resources (Central Valley Project) Series X
5.00% 12/1/29-12 (NATL-RE) (FGIC)	5,000	5,237
Prerefunded 2010 (Water System) 5.00% 12/1/29-12 (NATL-RE) (FGIC)	255,000	267,084
California Statewide Communities Development Multifamily Housing Authority Refunding
(Citrus Gardens Apartments Project) Series D1 5.375% 7/1/32-12	1,000,000	1,050,120
Commerce Joint Powers Financing Authority Revenue (Redevelopment Projects) Series A
5.00% 8/1/28-13 (RADIAN)	60,000	64,596
Golden State Tobacco Securitization Corporation Settlement Revenue (Asset-Backed Senior Notes) Series B
5.50% 6/1/43-13 (RADIAN)	1,000,000	1,074,150
5.625% 6/1/33-13	1,000,000	1,076,021
Port Oakland Revenue Series L 5.375% 11/1/27-12 (NATL-RE) (FGIC) (AMT)	110,000	114,973
		3,652,181
Resource Recovery Revenue Bond – 1.23%
South Bayside Waste Management Authority Revenue (Shoreway Environmental Center)
Series A 6.00% 9/1/36	1,000,000	1,040,390
		1,040,390
Special Tax Revenue Bonds – 19.96%
California State Economic Recovery Refunding Series A 5.25% 7/1/21	1,000,000	1,167,870
Commerce Joint Powers Financing Authority Revenue (Redevelopment Projects)
Un-Refunded Balance Series A 5.00% 8/1/28 (RADIAN)	940,000	840,821
Fremont Community Facilities District #1 (Special Tax Pacific Commons) 5.375% 9/1/36	1,000,000	882,420
Glendale Redevelopment Agency Tax Allocation Revenue (Central Glendale Redevelopment Project)
5.50% 12/1/24	1,000,000	1,022,510
Guam Government Business Privilege Tax Revenue Series A
5.125% 1/1/42	360,000	366,228
5.25% 1/1/36	480,000	498,840
Lammersville School District Community Facilities District #2002 (Mountain House) 5.125% 9/1/35	500,000	433,030
Lancaster Redevelopment Agency Tax Allocation Revenue
(Combined Redevelopment Project Areas) 6.875% 8/1/39	500,000	513,065
@Modesto Special Tax Community Facilities District #04-1 (Village 2) 5.15% 9/1/36	1,000,000	836,990
Poway Redevelopment Agency Tax Allocation Revenue 5.75% 6/15/33 (NATL-RE)	270,000	266,871
Poway Unified School District Community Facilities District #1 Special Tax Refunding
5.00% 10/1/17 (AGM)	1,000,000	1,155,330
Puerto Rico Sales Tax Financing Corporation Revenue First Subordinate Series A
5.25% 8/1/27	1,000,000	1,059,100
5.50% 8/1/37	835,000	874,345
Ω(Convertible Capital Appreciation) 6.75% 8/1/32	660,000	597,650
Rancho Santa Fe Community Services District Financing Authority Revenue Superior Lien
Series A 5.75% 9/1/30	800,000	816,072
Riverside County Redevelopment Agency Tax Allocation Housing Series A 6.00% 10/1/39	1,000,000	1,007,060
Roseville Westpark Special Tax Public Community Facilities District #1 5.25% 9/1/37	500,000	434,625
San Bernardino County Special Tax Community Facilities District #2002-1 5.90% 9/1/33	2,000,000	1,980,459
San Diego Redevelopment Agency Tax Allocation Revenue (Naval Training Center)
Series A 5.75% 9/1/40	1,000,000	979,930
Virgin Islands Public Finance Authority Revenue (Senior Lien-Matching Fund Loan Note)
Series A 5.00% 10/1/29	715,000	711,196
Yucaipa Special Tax Refunding Community Facilities District #98-1 (Chapman Heights)
5.375% 9/1/30	500,000	497,330
		16,941,742

State & Territory General Obligation Bonds – 9.57%
California State 5.25% 11/1/40	1,000,000	1,021,740
California State Various Purposes
5.00% 10/1/20	1,000,000	1,155,620
5.00% 12/1/22	800,000	875,840
5.00% 9/1/41	1,500,000	1,496,429
5.25% 3/1/30	1,000,000	1,055,040
6.00% 3/1/33	1,000,000	1,122,520
6.00% 4/1/38	515,000	570,064
Puerto Rico Commonwealth Public Improvement Series A 5.75% 7/1/41	800,000	823,408
		8,120,661
Transportation Revenue Bonds – 3.27%
Bay Area Toll Authority Bridge Revenue (San Francisco Bay Area) Series F-1 5.25% 4/1/27	800,000	881,960
Port Oakland Revenue Un-Refunded Series L 5.375% 11/1/27 (NATL-RE) (FGIC) (AMT)	890,000	893,836
San Diego Redevelopment Agency (Centre City Redevelopment Project) Series A 6.40% 9/1/25	1,000,000	1,000,280
		2,776,076
Water & Sewer Revenue Bonds – 3.01%
California State Department of Water Resources Systems Revenue (Central Valley Project)
Series AG 5.00% 12/1/28	815,000	899,988
Un-Refunded 2010 Series X 5.00% 12/1/29 (NATL-RE) (FGIC)	740,000	764,235
San Francisco City & County Public Utilities Commission Water Revenue Series B 5.00% 11/1/26	800,000	890,840
		2,555,063
Total Municipal Bonds (cost $82,603,592)		84,097,319

	Number of
	Shares
Short-Term Investment – 0.55%
Money Market Instrument – 0.55%
Federated California Municipal Cash Trust	465,742	465,742
Total Short-Term Investment (cost $465,742)		465,742

Total Value of Securities – 99.64%
(cost $83,069,334)		84,563,061
Receivables and Other Assets Net of Liabilities – 0.36%		304,340
Net Assets Applicable to 7,559,061 Shares Outstanding – 100.00%		$84,867,401

•Variable rate security. The rate shown is the rate as of November 30, 2011. Interest rates reset periodically.
‡Non-income producing security. Security is currently in default.
^Zero coupon security. The rate shown is the yield at the time of purchase.
§Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
@Illiquid security. At November 30, 2011, the aggregate amount of illiquid securities was $836,990, which represented 0.99% of the Fund’s net assets. See Note 3 in “Notes.”
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Summary of abbreviations:
ACA – Insured by American Capital Access
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
BHAC – Insured by Berkshire Hathaway Assurance Company
FGIC – Insured by Financial Guaranty Insurance Company
FNMA – Federal National Mortgage Association collateral
NATL-RE – Insured by National Public Finance Guarantee Corporation
RADIAN – Insured by Radian Asset Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds - Delaware Tax-Free California Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (August 31, 2008–August 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments is allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At November 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At November 30, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$83,069,334
Aggregate unrealized appreciation	$3,352,761
Aggregate unrealized depreciation	(1,859,034)
Net unrealized appreciation	$1,493,727

For federal income tax purposes, at August 31, 2011, capital loss carryforwards of $509,310 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $10,217 expires in 2016 and $499,093 expires in 2019.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of November 30, 2011:

	Level 1	Level 2	Total
Municipal Bonds	$-	$84,097,319	$84,097,319
Short-Term Investment	465,742	-	465,742
Total	$465,742	$84,097,319	$84,563,061

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the period ended November 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities, mainly in California. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, as applicable, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At November 30, 2011, 18.26% of the Fund’s net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investor Services (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

4. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to November 30, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free Idaho Fund

November 30, 2011

	Principal
	Amount	Value
Municipal Bonds – 97.91%
Corporate Revenue Bonds – 7.03%
Nez Perce County Pollution Control Revenue (Potlatch Project) 6.00% 10/1/24	$5,035,000	$5,034,395
Power County Industrial Development Revenue (FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,001,700
Power County Pollution Control Revenue (FMC Project) 5.625% 10/1/14	2,475,000	2,475,124
‡Puerto Rico Ports Authority Special Facilities Revenue (American Airlines)
Series A 6.30% 6/1/23 (AMT)	1,210,000	230,203
		9,741,422
Education Revenue Bonds – 10.52%
Boise State University Revenue
(General Refunding) Series A
4.25% 4/1/32 (NATL-RE)	750,000	753,698
5.00% 4/1/18 (NATL-RE) (FGIC)	1,500,000	1,601,385
5.00% 4/1/39	1,000,000	1,047,750
(Student Union & Housing System)
5.00% 4/1/17 (AMBAC)	500,000	520,970
Un-Refunded Series 07 5.375% 4/1/22 (FGIC)	5,000	5,066
Idaho Housing & Financing Association Nonprofit Facilities Revenue
(North Star Charter School Project) Series A 9.50% 7/1/39	1,000,000	1,049,260
Idaho State University Revenue Refunding & Improvement
5.00% 4/1/20 (AGM)	1,130,000	1,190,060
5.00% 4/1/23 (AGM)	2,115,000	2,166,225
University of Idaho (General Refunding)
•Series 2011 5.25% 4/1/41	2,000,000	2,312,819
Series A 5.00% 4/1/21 (AMBAC)	1,150,000	1,229,247
•Series B 4.50% 4/1/41 (AGM)	1,000,000	1,109,560
Series B 5.00% 4/1/28	1,000,000	1,075,750
Series B 5.00% 4/1/32	500,000	526,245
		14,588,035
Electric Revenue Bonds – 5.09%
Boise-Kuna Irrigation District Revenue (Arrowrock Hydroelectric Project) 6.30% 6/1/31	1,000,000	1,084,970
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/32	3,170,000	3,135,700
Series TT 5.00% 7/1/37	210,000	205,685
Series ZZ 5.25% 7/1/26	2,500,000	2,631,300
		7,057,655
Healthcare Revenue Bonds – 5.88%
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project) Series A
6.50% 11/1/23	250,000	285,255
6.75% 11/1/37	1,250,000	1,386,975
(St. Luke's Regional Medical Center Project) 5.00% 7/1/35 (AGM)	2,500,000	2,567,500
(Trinity Health Center Group)
Series B 6.125% 12/1/28	1,000,000	1,122,510
Series D 4.50% 12/1/37	1,205,000	1,202,253
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	1,500,000	1,583,235
		8,147,728
Housing Revenue Bonds – 4.03%
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series A 6.05% 7/1/13 (AMBAC) (FHA) (VA) (AMT)	10,000	10,022
Series A 6.10% 7/1/16 (FHA) (VA) (AMT)	15,000	15,027
Series A Class II 4.375% 7/1/32	1,000,000	979,360
Series B 6.45% 7/1/15 (AMT)	10,000	10,022
Series B Class I 5.00% 7/1/37 (AMT)	815,000	817,502
Series B Class I 5.50% 7/1/38	600,000	628,746
Series C Class II 4.95% 7/1/31	1,000,000	1,023,830
Series E 6.35% 7/1/15 (FHA) (AMT)	10,000	10,021
Series G-2 6.15% 7/1/15 (FHA) (VA) (AMT)	40,000	40,080
Series I-1 Class I 5.45% 1/1/39 (AMT)	1,000,000	1,009,300
Puerto Rico Housing Finance Authority Subordinated-Capital Fund Modernization 5.125% 12/1/27	1,000,000	1,043,590
		5,587,500
Lease Revenue Bonds – 6.94%
Boise City Revenue Series A 5.375% 12/1/31 (NATL-RE)	500,000	500,070
Idaho Housing & Finance Association Revenue (TDF Facilities PJ-Recovery Zone)
Series A 7.00% 2/1/36	1,500,000	1,564,680
Idaho State Building Authority Revenue
Series A 5.00% 9/1/33 (SGI)	1,000,000	1,009,300
Series A 5.00% 9/1/43 (SGI)	5,750,000	5,798,530
Series B 5.00% 9/1/21 (NATL-RE)	750,000	752,483
		9,625,063

Local General Obligation Bonds – 20.98%
Ada & Canyon Counties Joint School District #2 Meridian (School Board Guaranteed Program)
4.50% 7/30/22	1,500,000	1,792,125
4.75% 2/15/20	1,000,000	1,084,470
5.50% 7/30/16	1,305,000	1,550,940
Ada & Canyon Counties Joint School District #3 Kuna (School Board Guaranteed Program)
4.75% 8/15/22	600,000	635,100
Bannock County School District #25 Pocatello/Chubbuck (School Board Guaranteed Program)
5.00% 8/15/15	1,040,000	1,154,858
5.00% 8/15/16	1,100,000	1,215,170
Boise City Independent School District 5.00% 8/1/24 (AGM)	1,500,000	1,665,180
Canyon County School District #131 Nampa (School Board Guaranteed Program) Series B
5.00% 8/15/23	1,295,000	1,549,351
Canyon County School District #132 Caldwell
5.00% 7/30/15 (NATL-RE) (FGIC)	2,000,000	2,243,840
Series A 5.00% 9/15/22 (AGM)	1,725,000	1,966,052
Series A 5.00% 9/15/23 (AGM)	1,810,000	2,042,187
Idaho Board Bank Authority Revenue
Series A 5.00% 9/15/28	1,250,000	1,374,325
Series A 5.25% 9/15/26	2,000,000	2,268,140
Series C 4.00% 9/15/29	1,320,000	1,379,743
Lemhi County 5.20% 8/1/27 (AGM)	2,145,000	2,217,136
Nampa City Series B 5.00% 8/1/21 (NATL-RE) (FGIC)	2,475,000	2,660,575
Twin Falls County School District #413 Filer (School Board Guaranteed Program) 5.25% 9/15/25	2,000,000	2,290,539
		29,089,731
§Pre-Refunded Bonds – 3.63%
Ada & Canyon Counties Joint School District #2 Meridian (School Board Guaranteed Program)
5.00% 7/30/20-12	1,000,000	1,031,400
Un-Refunded 5.00% 7/30/20-12	600,000	618,840
Moscow Sewer Revenue 5.00% 11/1/22-12 (AGM)	2,175,000	2,239,532
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
Series D 5.25% 7/1/38-12	1,000,000	1,029,050
Puerto Rico Electric Power Authority Revenue Series NN 5.125% 7/1/29-13	105,000	112,879
		5,031,701
Special Tax Revenue Bonds – 17.97%
Coeur d'Alene Local Improvement District #6
Series 1997 6.10% 7/1/12	40,000	40,139
Series 1998 6.10% 7/1/14	45,000	45,137
Guam Government Business Privilege Tax Revenue Series A
5.125% 1/1/42	545,000	554,429
5.25% 1/1/36	705,000	732,671
Idaho Board Bank Authority Revenue Series B 5.00% 9/15/30 (NATL-RE)	725,000	764,861
Ketchum Urban Renewal Agency 5.50% 10/15/34	1,500,000	1,485,450
Nampa Development Revenue 5.90% 3/1/30	3,000,000	3,033,839
Puerto Rico Sales Tax Financing Revenue First Subordinate
Ω(Convertible Capital Appreciation) Series A 6.75% 8/1/32	735,000	665,565
Series A 5.00% 8/1/26	1,300,000	1,368,926
Series A 5.25% 8/1/27	3,000,000	3,177,299
Series A 5.50% 8/1/28	1,400,000	1,491,266
Series A 5.50% 8/1/42	2,000,000	2,087,360
Series A 5.75% 8/1/37	2,660,000	2,821,222
Series A-1 5.00% 8/1/43	1,060,000	1,054,414
Series C 5.50% 8/1/40	1,960,000	2,054,100
Virgin Islands Public Finance Authority Revenue (Senior Lien-Matching Fund Loan Note) Series A
5.00% 10/1/29	2,220,000	2,208,190
5.25% 10/1/20	500,000	517,345
5.25% 10/1/24	800,000	813,200
		24,915,413
State General Obligation Bonds – 6.07%
Puerto Rico Commonwealth Government Development Bank Refunding Remarketed
4.75% 12/1/15 (NATL-RE)	1,000,000	1,026,450
Puerto Rico Commonwealth Public Improvement
Series A 5.25% 7/1/22	1,000,000	1,009,180
Series A 5.75% 7/1/41	3,850,000	3,962,651
Series E Refunding 5.375% 7/1/30	600,000	609,402
Un-Refunded Balance Series A 5.125% 7/1/31	1,815,000	1,803,820
		8,411,503
Transportation Revenue Bonds – 8.99%
Boise Airport Revenue (Air Terminal Facilities Project)
5.75% 9/1/19 (AGM) (AMT)	1,000,000	1,160,250
5.75% 9/1/20 (AGM) (AMT)	1,000,000	1,157,770
Idaho Housing & Finance Association Grant Revenue (Anticipated Federal Highway Trust)
5.00% 7/15/24 (NATL-RE)	2,000,000	2,141,740
Series A 4.75% 7/15/19	1,410,000	1,645,259
Series A 5.25% 7/15/20 (ASSURED GTY)	2,750,000	3,204,272
Series A 5.25% 7/15/25 (ASSURED GTY)	1,500,000	1,651,635
Series A-1 4.00% 7/15/17	500,000	559,015
Puerto Rico Highway & Transportation Authority Revenue
Series K 5.00% 7/1/30	890,000	881,990
Un-Refunded Series W 5.50% 7/1/15	55,000	59,926
		12,461,857

Water & Sewer Revenue Bond – 0.78%
Idaho Board Bank Authority Revenue Series C 5.375% 9/15/38	1,000,000	1,078,850
		1,078,850
Total Municipal Bonds (cost $130,272,600)		135,736,458

	Number of
	Shares
Short-Term Investments – 1.75%
Money Market Mutual Fund – 1.38%
Dreyfus Cash Management Fund	1,907,296	1,907,296
		1,907,296

	Principal
	Amount
¤Variable Rate Demand Note – 0.37%
Idaho State University Foundation Income Revenue (L.E. & Thelma Stephens Project)
0.15% 5/1/21 (LOC - Wells Fargo Bank N.A.)	$520,000	520,000
		520,000
Total Short-Term Investments (cost $2,427,296)		2,427,296

Total Value of Securities – 99.66%
(cost $132,699,896)		138,163,754
Receivables and Other Assets Net of Liabilities – 0.34%		474,465
Net Assets Applicable to 11,833,160 Shares Outstanding – 100.00%		$138,638,219

‡Non-income producing security. Security is currently in default.
•Variable rate security. The rate shown is the rate as of November 30, 2011. Interest rates reset periodically.
§Pre-Refunded Bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
¤Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
FGIC – Insured by Financial Guaranty Insurance Company
FHA – Federal Housing Administration
LOC – Letter of Credit
NATL-RE – Insured by National Public Finance Guarantee Corporation
SGI – Insured by Syncora Guarantee Inc.
VA – Veterans Administration Collateral

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds – Delaware Tax-Free Idaho Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (August 31, 2008–August 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments is allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At November 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At November 30, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$132,699,896
Aggregate unrealized appreciation	$6,259,988
Aggregate unrealized depreciation	(796,130)
Net unrealized appreciation	$5,463,858

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of November 30, 2011:

	Level 1	Level 2	Total
Municipal Bonds	$-	$135,736,458	$135,736,458
Short-Term Investment	1,907,296	520,000	2,427,296
Total	$1,907,296	$136,256,458	$138,163,754

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the period ended November 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities, mainly in Idaho. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, as applicable, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At November 30, 2011, 31.10% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investor Services (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2011, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

4. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to November 30, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free New York Fund

November 30, 2011

	Principal
	Amount	Value
Municipal Bonds – 99.19%
Corporate Revenue Bonds – 7.61%
Chautauqua County Industrial Development Agency Exempt Facilities Revenue
(NRG Dunkirk Power Project) 5.875% 4/1/42	$1,000,000	$990,820
Jefferson County Industrial Development Agency Solid Waste Disposal (International Paper)
Series A 5.20% 12/1/20 (AMT)	350,000	350,756
Nassau County Tobacco Settlement Revenue (Asset-Backed) Series A-3 5.125% 6/1/46	600,000	374,130
•New York City Industrial Development Agency Special Facilities Revenue
(American Airlines-JFK International Airport) 7.75% 8/1/31 (AMT)	250,000	215,795
New York Liberty Development Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	750,000	758,625
(Second Priority-Bank of America Tower)
5.625% 7/15/47	500,000	504,995
6.375% 7/15/49	100,000	104,069
Suffolk County Industrial Development Agency Revenue (Keyspan-Port Jefferson Energy Center)
5.25% 6/1/27 (AMT)	250,000	254,130
TSASC Revenue (Asset-Backed) Series 1
5.00% 6/1/34	500,000	382,650
5.125% 6/1/42	500,000	353,235
		4,289,205
Education Revenue Bonds – 22.80%
Albany Industrial Development Agency Civic Facilities Revenue (Brighter Choice Charter School)
Series A 5.00% 4/1/37	250,000	204,760
Buffalo & Erie County Industrial Land Development
(Buffalo State College Foundation Housing) 6.00% 10/1/31	525,000	582,555
Dutchess County Industrial Development Agency (Marist College) Series A 5.00% 7/1/20	500,000	510,845
Hempstead Town Local Development Revenue (Molloy College Project) 5.75% 7/1/23	400,000	441,680
Madison County Capital Resource Revenue (Colgate University Project)
Series A 5.00% 7/1/28	400,000	438,096
Monroe County Industrial Development Revenue (Nazareth College Rochester Project)
5.25% 10/1/31	500,000	510,950
5.50% 10/1/41	500,000	513,920
New York City Trust for Cultural Resources (Whitney Museum of American Art) 5.00% 7/1/31	500,000	521,300
New York State Dormitory Authority Revenue
(Brooklyn Law School) 5.75% 7/1/33	340,000	367,611
(Columbia University) Series A 5.00% 7/1/23	500,000	527,765
(Cornell University) Series A
4.75% 7/1/29	100,000	107,263
5.00% 7/1/34	170,000	181,081
(Manhattan Marymount) 5.00% 7/1/24	350,000	362,495
(Mt. Sinai School Medicine) 5.125% 7/1/39	500,000	508,780
(New York University) Series A 5.25% 7/1/34	500,000	542,060
(Rockefeller University) Series A 5.00% 7/1/27	250,000	277,690
(Skidmore College) Series A 5.00% 7/1/21	325,000	386,396
(St. Joseph's College) 5.25% 7/1/25	500,000	521,960
(Teachers College) 5.50% 3/1/39	250,000	266,340
(University of Rochester)
Series A 5.125% 7/1/39	250,000	262,478
Series A-2 4.375% 7/1/20	250,000	268,540
(Yeshiva University) Series A 5.00% 11/1/40	1,000,000	1,010,479
Onondaga Civic Development Revenue (Le Moyne College Project) 5.20% 7/1/29	500,000	509,160
Onondaga County Trust for Cultural Research Revenue (Syracuse University Project)
Series B 5.00% 12/1/19	350,000	414,250
St. Lawrence County Industrial Development Agency Civic Facility Revenue
(St. Lawrence University) Series A 5.00% 10/1/16	500,000	567,495
Suffolk County Industrial Development Agency Civic Facility Revenue
(New York Institute of Technology Project) 5.00% 3/1/26	600,000	606,857
Troy Industrial Development Authority Civic Facility Revenue (Rensselaer Polytechnic)
Series E 5.20% 4/1/37	500,000	508,570
Yonkers Economic Development Education Revenue (Charter School Educational Excellence)
6.25% 10/15/40	600,000	581,268
Yonkers Industrial Development Agency Civic Facility Revenue (Sarah Lawrence College Project)
Series A 6.00% 6/1/29	325,000	351,774
		12,854,418
Electric Revenue Bonds – 4.38%
Long Island Power Authority New York Electric System Revenue
Series A 5.75% 4/1/39	350,000	384,272
Series B 5.75% 4/1/33	250,000	276,810

New York Power Authority Series A 5.00% 11/15/38	500,000	536,270
Puerto Rico Electric Power Authority Revenue
Series WW 5.00% 7/1/28	190,000	192,920
Series ZZ 5.00% 7/1/17	500,000	552,285
Series ZZ 5.25% 7/1/26	500,000	526,260
		2,468,817
Healthcare Revenue Bonds – 14.23%
Albany Industrial Development Agency Civic Facility Revenue (St. Peter's Hospital Project)
Series A 5.25% 11/15/32	500,000	479,450
East Rochester Housing Authority Revenue (Senior Living-Woodland Village Project)
5.50% 8/1/33	500,000	419,365
Monroe County Industrial Development Insured Mortgage Revenue
(University Hospital of Rochester Project) 5.50% 8/15/40 (FHA)	585,000	632,098
New York City Health & Hospital Revenue (Health System) Series A 5.00% 2/15/30	500,000	523,785
New York Dormitory Authority Revenue
(Catholic Health Long Island Obligation Group) 5.00% 7/1/27	400,000	402,632
(Chapel Oaks) 5.45% 7/1/26 (LOC-Allied Irish Bank)	450,000	450,693
(Winthrop South Nassau Hospital) Series B 5.50% 7/1/23	500,000	508,355
New York Dormitory Authority Revenue Non-State Supported Debt
(Memorial Sloan-Kettering)
Series 1 5.00% 7/1/35	225,000	231,815
Subordinate Series A2 5.00% 7/1/26	500,000	538,125
(Mt. Sinai Hospital) Series A 5.00% 7/1/26	600,000	618,774
(North Shore Long Island Jewish Group) Series A
5.00% 5/1/41	1,000,000	996,141
5.50% 5/1/37	500,000	515,785
(Orange Regional Medical Center) 6.125% 12/1/29	540,000	541,582
Suffolk County Economic Development Revenue
(Catholic Health Services) 5.00% 7/1/28	500,000	508,935
(Peconic Landing at Southold) 6.00% 12/1/40	650,000	655,616
		8,023,151
Housing Revenue Bonds – 1.31%
New York City Housing Development Multifamily Housing Revenue
Series G-1 4.875% 11/1/39 (AMT)	250,000	244,028
New York Mortgage Agency Revenue 44th Series 4.35% 10/1/24 (AMT)	500,000	491,905
		735,933
Lease Revenue Bonds – 10.04%
Battery Park City Authority Revenue Series A 5.00% 11/1/26	250,000	267,403
Erie County Industrial Development Agency School Facility Revenue (Buffalo City School District)
Series A 5.25% 5/1/25	500,000	553,115
Hudson Yards Infrastructure Revenue Series A
5.00% 2/15/47	500,000	486,640
5.75% 2/15/47	1,000,000	1,059,649
New York City Industrial Development Agency Special Airport Facility Revenue (Airis JFK I Project)
Series A 5.50% 7/1/28 (AMT)	500,000	432,960
New York Liberty Development (World Trade Center Project)
5.00% 11/15/31	500,000	518,050
5.75% 11/15/51	555,000	590,237
Onondaga County Industrial Development Agency Revenue (Air Cargo) 7.25% 1/1/32 (AMT)	500,000	462,770
Tobacco Settlement Financing Authority Revenue (Asset-Backed) Series B-1C
5.50% 6/1/20	200,000	212,662
5.50% 6/1/21	500,000	531,655
United Nations Development Revenue Series A 5.00% 7/1/26	500,000	542,295
		5,657,436
Local General Obligation Bonds – 6.08%
New York City
Series C-1 5.00% 10/1/19	500,000	585,590
Series D 5.00% 11/1/34	125,000	128,425
Series D-1 5.00% 10/1/36	1,000,000	1,064,280
Series I-1 5.375% 4/1/36	500,000	546,800
New York State Dormitory Authority Revenue Non-State Supported Debt
(School Districts-Financing Program) Series A
5.00% 10/1/23	500,000	556,430
5.00% 10/1/25 (AGM)	500,000	548,785
		3,430,310
§Pre-Refunded Bonds – 2.53%
New York Dormitory Authority Revenue (North Shore Long Island Jewish Group)
5.50% 5/1/33-13	500,000	536,590
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
Series Y 5.50% 7/1/36-16	475,000	571,881
Puerto Rico Commonwealth Series B 5.25% 7/1/32-16	155,000	184,878
Puerto Rico Electric Power Authority Revenue Series NN 5.125% 7/1/29-13	125,000	134,380
		1,427,729
Special Tax Revenue Bonds – 16.76%
Brooklyn Arena Local Development Revenue (Barclays Center Project)
6.375% 7/15/43	500,000	518,800
6.50% 7/15/30	500,000	527,710
Guam Government Business Privilege Tax Revenue Series A
5.125% 1/1/42	185,000	188,201
5.25% 1/1/36	240,000	249,420

Metropolitan Transportation Authority Revenue
Series A 5.00% 11/15/20	500,000	594,289
Series B 5.00% 11/15/34	500,000	526,295
New York City Transitional Finance Authority Revenue (Future Tax Secured)
Fiscal 2011 5.00% 2/1/26	250,000	282,578
Fiscal 2011 5.25% 2/1/29	500,000	564,085
Series A 5.00% 11/1/26	500,000	568,675
Series B 5.00% 11/1/18	500,000	588,420
Series C 5.25% 11/1/25	500,000	578,975
Series D-1 5.00% 11/1/22	500,000	598,324
New York City Trust for Cultural Resources Revenue (Museum Modern Art)
Series A1 5.00% 4/1/31	250,000	266,738
New York Dormitory Authority State Personal Income Tax Revenue
Series C 5.00% 3/15/34	500,000	532,660
New York Dormitory Authority State Supported Debt Revenue
(Consolidated Services Contract) 5.00% 7/1/17 (AGM)	500,000	580,335
New York Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)	500,000	543,355
New York State Thruway Authority Revenue (Transportation) Series A 5.00% 3/15/30	500,000	546,140
Puerto Rico Commonwealth Infrastructure Financing Authority Revenue Series B 5.00% 7/1/15	250,000	267,323
ΩPuerto Rico Sales Tax Financing Revenue First Subordinate (Convertible Capital Appreciation)
Series A 6.75% 8/1/32	185,000	167,523
Schenectady Metroplex Development Authority Revenue Series A 5.375% 12/15/21	500,000	512,545
Virgin Islands Public Finance Authority Revenue (Matching Fund Loan Note-Senior Lien)
Series A 5.00% 10/1/29	250,000	248,670
		9,451,061
State & Territory General Obligation Bonds – 4.44%
New York State Series A
5.00% 8/1/28	125,000	137,000
5.00% 3/1/38	500,000	529,515
Puerto Rico Commonwealth Government Development Bank Refunding Remarketed
4.75% 12/1/15 (NATL-RE)	230,000	236,084
Puerto Rico Commonwealth Public Improvement Revenue Series A
5.50% 7/1/19 (NATL-RE) (IBC)	520,000	570,976
5.75% 7/1/41	1,000,000	1,029,259
		2,502,834
Transportation Revenue Bonds – 6.19%
Metropolitan Transportation Authority Revenue
Series 2008C 6.50% 11/15/28	200,000	234,410
Series A 5.00% 11/15/41	500,000	507,240
Series D 5.25% 11/15/27	500,000	538,655
Series F 5.00% 11/15/15	150,000	168,356
New York State Thruway Authority General Revenue (Bond Antics Notes) Series H
5.00% 1/1/14 (NATL-RE)	500,000	538,540
5.00% 1/1/15 (NATL-RE)	250,000	275,930
Port Authority New York & New Jersey
(Consolidated-One Hundred Fifty-Third) 5.00% 7/15/35	250,000	263,890
(JFK International Air Terminal) 6.00% 12/1/42	700,000	733,600
Triborough Bridge & Tunnel Authority Revenue Series C 5.00% 11/15/24	200,000	226,438
		3,487,059
Water & Sewer Revenue Bonds – 2.82%
New York City Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution) 5.25% 6/15/44	500,000	536,495
Series A 5.75% 6/15/40	200,000	224,674
Series FF 5.50% 6/15/40	250,000	274,628
New York State Environmental Facilities Revenue Clean Water & Drinking Revolving Funds
5.00% 6/15/30	500,000	553,545
		1,589,342
Total Municipal Bonds (cost $53,739,587)		55,917,295
Short-Term Investment – 0.89%
¤Variable Rate Demand Note – 0.89%
New York City Industrial Development Agency (Various Refunding & Improvement-American Civil PJ)
0.07% 6/1/35 (LOC-JP Morgan Chase Bank, N.A.)	500,000	500,000
Total Short-Term Investment (cost $500,000)		500,000

Total Value of Securities – 100.08%
(cost $54,239,587)		56,417,295
Liabilities Net of Receivables and Other Assets – (0.08%)		(44,556)
Net Assets Applicable to 5,200,596 Shares Outstanding – 100.00%		$56,372,739

•Variable rate security. The rate shown is the rate as of November 30, 2011. Interest rates reset periodically.
§Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
¤Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FHA – Federal Housing Administration
IBC – Insured Bond Certificate
LOC – Letter of Credit
NATL-RE – Insured by National Public Finance Guarantee Corporation

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds – Delaware Tax-Free New York Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (November 30,2008 – November 30, 2011), and has concluded that no provision for federal income tax is required in the Fund's financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments is allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At November 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At November 30, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$54,242,060
Aggregate unrealized appreciation	$2,461,102
Aggregate unrealized depreciation	(285,867)
Net unrealized appreciation	$2,175,235

For federal income tax purposes, at August 31, 2011, capital loss carryforwards of $28,006 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $14,929 expires in 2016, $8,253 expires in 2018, and $4,824 expires in 2019.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of November 30, 2011:

Level 2
Municipal Bonds	$55,917,295
Short-Term Investment	500,000
Total	$56,417,295

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the period ended November 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities, mainly in New York. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, as applicable, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At November 30, 2011, 5.84% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedules of investments.

The Fund may invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investor Services (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2011, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

4. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to November 30, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: